Cash flow information - Cash used in operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss before income tax	¥ (990,173)	¥ (1,442,608)	¥ (1,551,254)
Depreciation and amortization	281,430	438,749	421,228
Net impairment losses on financial and contract assets	33,639	72,229	134,519
Net impairment losses on intangible assets	10,208
(Gain)/losses on disposal of property and equipment	14,490	266	(1,302)
Expected credit losses on financial guarantee contracts			62,389
Share-based payments expenses	13,361	25,409	89,652
Net losses/(gain) on derivatives	(262,769)	169,545	281,691
Net gain on financial assets at fair value through profit or loss	(30,687)	(45,644)	(49,447)
Share of losses/(gain) of associates and joint ventures	(24,852)	(9,946)	7,802
Gain on dilution of investment in associates			(2,511)
Impairment charges on associates	10,998
Remeasurement of redemption liability	(37,874)
Finance costs	35,168	74,743	135,321
Interest from investing activities	(6,646)	(22,983)	(65,858)
Exchange losses/(gain)	312,843	(77,143)	(285,722)
Changes in working capital:
Trade receivables	(63,884)	(123,371)	(206,372)
Contract assets	106,135	45,855	(75,778)
Prepayments and other receivables	(335,419)	(353,480)	30,933
Trade and other payable	106,952	530,095	451,688
Contract liabilities	13,365	17,032	38,570
Customer deposits	579,012	944,318	405,853
Other financial liabilities from virtual bank	89,327
Financial assets measured at amortized cost from virtual bank	13,341	586,953	(602,291)
Financial assets measured at fair value through other comprehensive income from virtual bank	(504,942)	(1,103,460)
Payroll and welfare payables	(83,809)	(110,263)	87,198
Cash used in operations	¥ (720,786)	¥ (383,704)	¥ (693,691)